Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock option outstanding
	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding at June 27, 2021	1,985,850	$213.16	10
Granted	—	—	—
Exercised	—	—	—
Forfeited and cancelled	1,006	80.36	—
Outstanding at September 26, 2021	1,984,844	$213.23	10
Vested and unvested expected to vest at September 26, 2021	1,984,844	213.23	10
Exercisable at September 26, 2021	308,189	77.74	8

	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding at June 30, 2019	431,972	$77.62	10
Granted	1,576,318	248.49	11
Exercised	—	—	—
Forfeited and canceled	(4,020)	77.62	—
Outstanding at June 28, 2020	2,004,270	$212.00	9
Granted	2,758	80.78	11
Exercised	—	—	—
Forfeited and canceled	(21,178)	77.62	—
Outstanding at June 27, 2021	1,985,850	$213.16	10
Vested and unvested expected to vest at June 27, 2021	1,985,850	213.16	10
Exercisable at June 27, 2021	289,902	77.73	8

Schedule of fair value of options at the date of grant was estimated using the Black-Scholes model
Options granted during the fiscal year ended June 27, 2021
Expected term in years	5
Interest rate	0.54%
Volatility	71.5%
Dividend yield	—